Payments, by Government - 12 months ended Dec. 31, 2024 - ARS ($)	Taxes	Total Payments
Total	$ 36,326,762,000	$ 36,326,762,000
ARGENTINA | National Government - Administración Federal de Ingresos Públicos
Total	2,833,066,000	2,833,066,000
ARGENTINA | National Government - Dirección General de Aduanas
Total	18,740,389,000	18,740,389,000
ARGENTINA | Province of Buenos Aires - Agencia de Recaudación de la Provincia de Buenos Aires
Total	6,795,393,000	6,795,393,000
ARGENTINA | City of Buenos Aires - Administración Gubernamental de Ingresos Públicos
Total	1,124,399,000	1,124,399,000
ARGENTINA | Province of Neuquén - Dirección Provincial de Rentas
Total	3,251,128,000	3,251,128,000
ARGENTINA | Province of Buenos Aires - Municipalidad de Bahía Blanca
Total	$ 3,582,387,000	$ 3,582,387,000